Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Oct. 31, 2016	Sep. 30, 2016	Jun. 30, 2016
Debt Instrument
Total long-term debt	$ 4,165.3		$ 4,172.1
Less: current maturities	(18.8)		(177.5)
Total long-term debt due after one year	4,146.5		3,994.6
AmeriGas Propane
Debt Instrument
Unamortized debt issuance costs	(27.5)		(31.3)
Total long-term debt	2,569.6		2,572.3
AmeriGas Propane | Other
Debt Instrument
Long-term debt, gross	14.6		17.3
AmeriGas Propane | Senior Notes | 5.50% due May 2025
Debt Instrument
Long-term debt, gross	$ 700.0		700.0
Stated interest rate	5.50%
AmeriGas Propane | Senior Notes | 5.875% due August 2026
Debt Instrument
Long-term debt, gross	$ 675.0		675.0
Stated interest rate	5.875%
AmeriGas Propane | Senior Notes | 5.625% due May 2024
Debt Instrument
Long-term debt, gross	$ 675.0		675.0
Stated interest rate	5.625%
AmeriGas Propane | Senior Notes | 5.75% due May 2027
Debt Instrument
Long-term debt, gross	$ 525.0		525.0
Stated interest rate	5.75%
AmeriGas Propane | Senior Secured Notes | HOLP Senior Secured Notes
Debt Instrument
Long-term debt, gross	$ 7.5		11.3
UGI International
Debt Instrument
Unamortized debt issuance costs	(2.5)		(4.6)
Total long-term debt	748.5		838.8
UGI International | Other | Other
Debt Instrument
Long-term debt, gross	20.9		21.3
France SAS | Term Loan | France SAS Senior Facilities term loan, due through April 2020
Debt Instrument
Long-term debt, gross	627.0		708.9
Flaga | Term Loan | Flaga variable-rate term loan, due October 2020
Debt Instrument
Long-term debt, gross	53.2		54.1
Flaga | Term Loan | Flaga U.S. dollar variable-rate term loan, due September 2018
Debt Instrument
Long-term debt, gross	49.9	$ 59.1	59.1
UGI Utilities
Debt Instrument
Unamortized debt issuance costs	(4.1)		(3.9)
Total long-term debt	838.0		751.1
UGI Utilities | Senior Notes | 4.12%, due September 2046
Debt Instrument
Long-term debt, gross	$ 200.0		200.0
Stated interest rate	4.12%				4.12%
UGI Utilities | Senior Notes | 4.98%, due March 2044
Debt Instrument
Long-term debt, gross	$ 175.0		175.0
Stated interest rate	4.98%
UGI Utilities | Senior Notes | 4.12%, due October 2046
Debt Instrument
Long-term debt, gross	$ 100.0		100.0
Stated interest rate	4.12%			4.12%
UGI Utilities | Senior Notes | 6.21%, due September 2036
Debt Instrument
Long-term debt, gross	$ 100.0		100.0
Stated interest rate	6.21%
UGI Utilities | Senior Notes | 2.95%, due June 2026
Debt Instrument
Long-term debt, gross	$ 100.0		100.0
Stated interest rate	2.95%					2.95%
UGI Utilities | Other | Other
Debt Instrument
Long-term debt, gross	$ 6.8		0.0
UGI Utilities | Term Loan | Variable-rate
Debt Instrument
Long-term debt, gross	120.3		0.0
UGI Utilities | Medium-term Notes | 6.13%, due October 2034
Debt Instrument
Long-term debt, gross	$ 20.0		20.0
Stated interest rate	6.13%
UGI Utilities | Medium-term Notes | 6.50%, due August 2033
Debt Instrument
Long-term debt, gross	$ 20.0		20.0
Stated interest rate	6.50%
UGI Utilities | Medium-term Notes | 5.67%, due January 2018
Debt Instrument
Long-term debt, gross	$ 0.0		20.0
Stated interest rate	5.67%
UGI Utilities | Medium-term Notes | 7.25%, due November 2017
Debt Instrument
Long-term debt, gross	$ 0.0		20.0
Stated interest rate	7.25%
Other
Debt Instrument
Total long-term debt	$ 9.2		$ 9.9